Fair Value Measurements - Quantitative Disclosures of Fair Value Measurement Hierarchy for Liabilities (Detail) - Recurring Fair Value Measurement [member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 2,697	$ 1,289
Short-term Borrowings and Long-term Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	6,275,788	5,454,688
Significant Observable Inputs (Level 2) [member] | Interest Rate Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	2,697	1,289
Significant Observable Inputs (Level 2) [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities	$ 6,275,788	$ 5,454,688